Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 14:-	SHAREHOLDERS’ EQUITY

a.	Ordinary Shares:

1.	Issuance of Ordinary Shares to directors and service provides:

During the year ended December 31, 2016, the Company issued 4,882 Ordinary Shares to a service provider, in consideration for his services in the business acquisition of iDnext.

2.	Issuance of Ordinary Shares in connection with Standby Equity Distribution Agreement:

On each of February 3, 2014, February 17, 2015 and May 8, 2017 the Company entered into a Standby Equity Distribution Agreement (“SEDA”), with YA Global Master SPV Ltd. (“YA Global”) and for the 2017 SEDA with YA II PN Ltd. (together with YA Global, “YA”), for the sale of up to $2,000, $ 1,300 and $2,000, respectively, of its Ordinary Shares to YA. The Company may affect the sale, at its sole discretion, during a three-year period for the 2014 SEDA, a forty-month period for the 2015 SEDA and a four-year period for the 2017 SEDA, beginning on the date on which the Securities and Exchange Commission first declares effective a registration statement registering the resale of the Company’s Ordinary Shares by YA. For each Ordinary Share purchased under the SEDA, YA will pay 95% for 2014 SEDA and 93% for 2015 and 2017 SEDA, of the lowest daily VWAP (as defined below) of the Ordinary Shares during the five consecutive trading days (or, for the 2015 and 2017 SEDA, commencing June 2016, three consecutive trading days), following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the Ordinary shares at the time of delivery of the advance notice). Notwithstanding the forgoing, the notice shall not exceed $500 for the 2014, 2015 and 2017 SEDA. “VWAP” is defined as of any date, to be such date’s daily dollar volume-weighted average price of the Ordinary Shares as reported by Bloomberg, LP.  The Company may terminate the SEDA at any time upon prior notice to YA, as long as there are no advance notices outstanding and the company has paid to YA all amounts then due.

In connection with the 2014, 2015 and 2017 SEDA, the Company issued Ordinary shares to YA as a commitment fee of 13,711, 28,930 and 67,307, respectively. The commitment fee is recorded as prepaid expenses according to the consumption of the SEDA. As of December 31, 2018, the balance of those prepaid expenses was $112.

During the year 2016, the Company issued to YA 565,402 Ordinary Shares, for a total amount of $1,260, net of $24 issuance expenses.

During the year 2017, the Company issued to YA 354,096 Ordinary Shares, for a total amount of $606, net of $22 issuance expenses.

During the year 2018, the Company issued to YA 197,025 Ordinary Shares, for a total amount of $377, net of $23 issuance expenses.

3.	On January 1, 2016 the Company issued 162,734 Ordinary Shares as part of the consideration for the iDnext business acquisition, representing a value of $298.

4.	On July 18, 2018, the Company’s Board of Directors approved an increase of 2,000,000 Ordinary Shares in the Company’s authorized share capital, from 4,000,000 authorized shares to 6,000,000 authorized shares.

b.	Stock option plans:

The term of Company’s Israeli Stock Option Plan (the “Plan”) is until May 31, 2023. On November 2016, December 2017 and July 2018, the Company’s shareholders approved an increase in the number of options for Ordinary Shares available for issuance under the Plan by 125,000, 100,000 and 200,000, respectively, resulting in 700,000 options for Ordinary Shares available for issuance under the Plan. Any option which is canceled or forfeited before expiration will become available for future grants.

As of December 31, 2018 there are 310,433 options available for future grants under the Plan. Each option granted under the Plan expires between 4-10 years from the date of the grant. The options vest gradually over a period of up to four years.

A summary of the Company’s employee and director stock option activity and related information for the year ended December 31, 2018, is as follows:

	2018		2017		2016
	Number of options	Weighted- average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted- average exercise price

Outstanding - beginning of year	314,125	$3.39	252,670	$6.21	238,894	$6.65
Changes during the year:
Granted	108,000	$2.39	75,000	$2.13	30,000	$2.13
Exercised	-	$-	-	$-	(10,000)	$2.96
Forfeited	(101,250)	$4.85	(13,545)	$49.09	(6,224)	$8.56

Outstanding - year end	320,875	$2.59	314,125	$3.39	252,670	$6.21

Vested and expected to vest	167,874	$2.90	192,584	$4.10	154,333	$8.44
Exercisable at year end	157,874	$2.89	182,584	$4.17	144,333	$8.82

During the years 2018, 2017, and 2016, stock-based compensation expense related to employees and directors stock options amounted to $67, $60 and $124, respectively, and is included in general and administrative expenses within the statement of operations.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2018, 2017 and 2016 was $1.15, $ 0.93 and $ 1.2, respectively. The weighted-average grant-date fair value of unvested options as of December 31, 2018 was $ 2.43. The aggregate intrinsic value of the outstanding options in each of the years ended December 31, 2018, 2017 and 2016 is $ 0. The aggregate intrinsic value represents the total intrinsic value (the difference between the fair market value of the Company’s Ordinary Shares on December 31 of the respective year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on such date.

No options were exercised during the years ended on December 31, 2018 and December 31, 2017. During the year ended December 31, 2016, 10,000 options were exercised. As of December 31, 2018 and 2017, there were a total of $163 and $107, respectively, of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s Plan. That cost is expected to be recognized through 2021.

Options granted to employees and directors that are outstanding as of December 31, 2018 broken into exercise prices, are as follows:

Exercise Price	Options outstanding as of December 31, 2018	Weighted average remaining contractual life (years)	Options exercisable as of December 31, 2018	Weighted average Remaining Contractual life of options exercisable (years)

2.126	30,000	2.86	20,001	2.86
2.131	67,500	3.93	22,498	3.93
2.237	26,625	1.81	26,625	1.81
2.388	108,000	4.25	-	-
2.96	73,000	1.45	73,000	1.45
3.88	375	0.88	375	0.88
4.02	5,000	0.54	5,000	0.54
6.67	10,000	0.28	10,000	0.28
6.67	375	0.28	375	0.28

Grand Total	320,875	3.02	157,874	1.93